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                       AIM COMBINATION STOCK & BOND FUNDS

         INVESCO Core Equity Fund - Investor Class, Class A, B, C and K
        INVESCO Total Return Fund - Investor Class, Class A, B, C and K Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003

                   INVESCO Total Return - Institutional Class
  Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003

                           AIM COUNSELOR SERIES TRUST

           INVESCO Advantage Health Sciences Fund - Class A, B, and C Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003 and December 15, 2003


                  INVESCO Multi-Sector Fund - Class A, B, and C
  Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003

                                AIM SECTOR FUNDS

            INVESCO Energy Fund - Investor Class, Class A, B, C and K
     INVESCO Financial Services Fund - Investor Class, Class A, B, C and K INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B and C
       INVESCO Health Sciences Fund - Investor Class, Class A, B, C and K
           INVESCO Leisure Fund - Investor Class, Class A, B, C and K
         INVESCO Technology Fund - Investor Class, Class A, B, C and K
            INVESCO Utilities Fund - Investor Class, Class A, B and C
 Supplement dated December 16, 2003 to the Prospectus dated November 20, 2003, as supplemented December 4, 2003

                  INVESCO Technology Fund - Institutional Class
  Supplement dated December 16, 2003 to the Prospectus dated November 20, 2003, as supplemented December 4, 2003

                                 AIM STOCK FUNDS

           INVESCO Dynamics Fund - Investor Class, Class A, B, C and K
    INVESCO Small Company Growth Fund - Investor Class, Class A, B, C and K
                   INVESCO S&P 500 Index Fund - Investor Class
 Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003 and December 15, 2003


                INVESCO Mid-Cap Growth Fund -Class A, B, C and K
 Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003 and December 15, 2003


                   INVESCO Dynamics Fund - Institutional Class
  Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003 and December 15, 2003


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                INVESCO Mid-Cap Growth Fund - Institutional Class
 Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003 and December 15, 2003

                INVESCO S&P 500 Index Fund - Institutional Class
 Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003 and December 15, 2003

                          AIM TREASURER'S SERIES TRUST

                  INVESCO Treasurer's Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund
  Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003

               INVESCO U.S. Government Money Fund - Investor Class
  Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003

                         AIM INTERNATIONAL MUTUAL FUNDS

  INVESCO International Core Equity Fund - Investor Class, Class A, B, C and R Supplement dated December 16, 2003 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003 and December 15, 2003

This supplement supercedes and replaces in its entirety the supplement dated December 4, 2003.

Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") was the investment advisor for your Fund. As of November 25, 2003, A I M Advisors, Inc. ("AIM") became the investment advisor for your Fund. Both INVESCO and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any other INVESCO Fund has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all


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restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

         o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

         o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

         o L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

         o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

         o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

The following information replaces in its entirety the information appearing in the first footnote under the heading "FEES AND EXPENSES - SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT" for the INVESCO S&P 500 INDEX Fund - Institutional Class prospectus only:


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      "(1) A 2% fee is charged on redemptions or exchanges of Institutional
      Class shares held 30 days or less."

The following information replaces in its entirety the information appearing in the third footnote under the heading "FEES AND EXPENSES - SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT - S&P 500 INDEX FUND ONLY" for the INVESCO Dynamics Fund - Investor Class, Class A, B, C and K, INVESCO Small Company Growth Fund - Investor Class, Class A, B, C and K and the INVESCO S&P 500 Index Fund -Investor Class prospectus only:

      "(3) A 2% fee is charged on redemptions or exchanges of Class A and Investor Class shares held 30 days or less."

The following information replaces in its entirety the information appearing in the third footnote under the heading "FEES AND EXPENSES - SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT" for the INVESCO International Core Equity Fund - Investor Class, Class A, B, C and R prospectus only:

      "(3) A 2% fee is charged on redemptions or exchanges of Class A and Investor Class shares held 30 days or less."

The following information replaces the information after the fifth bullet point of the second paragraph under the heading "HOW TO BUY SHARES - REDEMPTION FEE" of each fund's prospectus except for the INVESCO Treasurer's Money Market Reserve Fund, the INVESCO Treasurer's Tax-Exempt Reserve Fund prospectus and the INVESCO U.S. Government Money Fund - Investor Class prospectus:

      o "total or partial redemptions of shares acquired through reinvestment of dividends and other distributions; or

      o     redemptions initiated by an AIM or INVESCO Fund."


The following information replaces the information appearing after the fifth bullet point of the second paragraph under the heading "HOW TO SELL SHARES - REDEMPTION FEES (S&P 500 INDEX FUND ONLY)" of the INVESCO Dynamics Fund - Investor Class, Class A, B, and K, INVESCO Small Company Growth Fund - Investor Class, Class A, B, and K, and the INVESCO S&P 500 Index Fund - Investor Class prospectus:

      o "total or partial redemptions of shares acquired through reinvestment of dividends and other distributions; or

      o     redemptions initiated by an AIM or INVESCO Fund."


The following information replaces the information appearing after the fifth bullet point of the second paragraph under the heading "HOW TO SELL SHARES - REDEMPTION FEES" of the INVESCO International Core Equity Fund - Investor Class, Class A, B, C and R and the INVESCO Mid-Cap Growth Fund - Investor Class, Class A, B, C and K prospectuses only:

      o "total or partial redemptions of shares acquired through reinvestment of dividends and other distributions; or

      o     redemptions initiated by an AIM or INVESCO Fund."